Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Income Taxes [Line Items]
Federal net operating loss carryforward	$ 103,000,000
Federal general business credit carryforward	306,000
Federal net operating loss carryforward and general business credit carryforward, expiration year	2031
Net capital loss carryforward	320,000
Net capital loss and charitable contribution carryforward, expiration year	2016
Charitable contribution carryforwards	2016 and 2017
Percentage of bonus depreciation deduction through 2013	50.00%
2016 [Member]
Income Taxes [Line Items]
Charitable contribution carryforwards	892,000
2017 [Member]
Income Taxes [Line Items]
Charitable contribution carryforwards	$ 743,000